General Information	12 Months Ended
Dec. 31, 2017
Disclosure of general information about financial statements [Abstract]
Disclosure of general information about financial statements [text block]
Note 1 General Information

Compañía Cervecerías Unidas S.A. (hereinafter also “CCU”, “the Company” or “the Parent Company”) was incorporated in Chile as an open stock company, and is registered in the Securities Registry of the Comisión para el Mercado Financiero (CMF) (ex Superintendencia de Valores y Seguros or Local Superintendence of Equity Securities, (SVS)) under Nº 0007, and consequently, the Company is overseen by the CMF. The Company’s shares are traded in Chile on the Santiago Stock Exchange, Electronic Stock Exchange and Valparaíso Stock Exchange. The Company is also registered with the United States of America Securities and Exchange Commission (SEC) and its American Depositary Shares (ADS)’s are traded in the New York Stock Exchange (NYSE). There was an amendment to the Deposit Agreement dated December 3, 2012, between the Company, JP Morgan Chase Bank, NA and all holders of ADRs, whereby there was a change in the ADS ratio from 5 common shares for each ADS to 2 common shares for each ADS, effective as of December 20, 2012.

CCU is a diversified beverage company, with operations mainly in Chile, Argentina, Uruguay, Paraguay, Colombia and Bolivia. CCU is the largest Chilean brewery, the second largest brewery in Argentina, the second largest producer of soft drinks in Chile, the second-largest wine producer in Chile, the largest producer of bottled mineral water and nectar in Chile and one of the largest pisco producers in Chile. It also participates in the business of Home and Office Delivery (“HOD”), in a business involving home delivery of purified water in dispensers, and in the rum and candy industry in Chile. It participates in the industry of the ciders, spirits and wines in Argentina and also participates in the industry of mineral water and soft drinks and beer distribution in Uruguay, Paraguay, Colombia and Bolivia.

In Chile, its portfolio of brands in the beer category, consists of its own CCU brands, international licensing brands and distribution of Craft brands. CCU’s own brands which correspond to national products, produced, marketed and distributed by Cervecería CCU, which include the following brands, among others, Cristal, Cristal Cero 0°, Cristal Cero Radler, Escudo, Royal Guard, Morenita, Dorada, Andes and Stones in its Lemon, Maracuyá and Apple varieties. The international licensing brands, of which some are produced and other are imported, marketed and distributed by Cervecería CCU, include, among others, the Tecate, Coors, Heineken and Sol brands. The Craft distribution brands, which are beer that is created and produced in their original breweries and are marketed and distributed in partnership with Cervecera CCU, Austral, Kunstmann, Szot, Guayacán, D´olbek and Blue Moon beer.

In Argentina, CCU produces beer in its plants located in Salta, Santa Fé and Luján. Its main brands are Schneider, Imperial, Palermo, Bieckert, Santa Fé, Salta, Córdoba and it is the holder of exclusive license for the production and marketing of Budweiser, Miller, Heineken, Amstel and Sol. CCU also imports Kunstmann beer, and exports beer to different countries, mainly under the Schneider and Heineken brands. Until December 31, 2017 in Argentina, CCU was the exclusive distributor of the Red Bull energy drink. Besides, participates in the cider business, with control of Saenz Briones, marketing the leading market brands “Sidra Real”, “La Victoria” and “1888”. Also participates in the spirits business, which it market under the El Abuelo brand, in adittion of importing other liquors from Chile.

In Uruguay, the Company participates in the mineral water and soft drinks business with the Nativa and Nix brands, flavored waters with the Nativa brand, soft drinks with the Nix brand and nectars with Watt´s brand. In addition, it sells imported beer under the Heineken, Schneider and Kuntsmann brands.

In Paraguay, the Company participates in the non-alcoholic and alcoholic drink business. Its portfolio of non-alcoholic brands consists of Pulp, Watt's, Puro Sol, La Fuente, Zuma and the Full Power isotonic drink. These brands include its own, licensed and imported brands. The Company in the beer business is owner of Sajonia brand and imports Heineken, Coors Light, Coors 1873, Schneider, Paulaner and Kunstmann, brands.

Since November 2014, in Colombia, CCU participates in the beer business through its joint venture with Central Cervecera de Colombia S.A.S. (“CCC”). Its portfolio includes the imported Heineken, Amstel, Murphys and Buckler brands. Its has exclusive licensing contracts for importing, distributing and producing Heineken beer in Colombia. In October 2015 Coors and Coors Light brands were incorporated to CCC’s brand portfolio through licensing contract for the production and/or marketing of those brands. As of April and July of 2016, the Tecate and Sol brands were incorporated, respectively, with a licensing contract to produce and/or market them. During April 2017 the Miller and Miller Genuine Draft (MGD) brands were incorporated with a licensing contract to produce and market them.

In Bolivia, through its associate Bebidas Bolivianas BBO S.A. (BBO), the Company participates in the non-alcoholic and alcoholic beverage business since May 2014. Its portfolio of non-alcoholic brands, both owned and licensed, includes the Mendocina, Free Cola, Sinalco, Real and Natur-all brands. The alcoholic brands are Real, Capital and Cordillera. In addition BBO markets imported Heineken beer.

In the Chile operating segment, in the non-alcoholic beverages category, CCU has the Bilz, Pap, Kem, Kem Xtreme, Nobis, Cachantun, Más, Mas Woman and Porvenir brands. In the HOD category, CCU has the Manantial brand. The Company, directly or through its subsidiaries, has licensing agreements with Pepsi, 7up, Mirinda, Gatorade, Adrenaline Red, Life Water, Lipton Ice Tea, Ocean Spray, Crush, Canada Dry Limón Soda, Canada Dry Ginger Ale, Canada Dry Agua Tónica, Nestlé Pure Life, Watt’s and Frugo. In Chile, CCU is the exclusive distributor of the Red Bull energy drink and Perrier water. Through a joint venture it also has its own brands, Sprim and Fructus and a license for the Vivo and Caricia brands.

Aditionally, in the Chile operating segment, in the pisco category, CCU owns the Mistral, Campanario, Horcón Quemado, Control C, Tres Erres, Espíritu de los Andes, La Serena, Iceberg and Ruta Cocktail brands, together with the respective line extensions, as applicable. In the rum category, the Company owns the Sierra Morena (and their extensions) and Cabo Viejo brands. In the liquor category, the Company has the Fehrenberg brand and is the exclusive distributor in Chile of Pernod Ricard whisky, vodka and others liquors in the traditional channel.

In the Wine operating segment, through its subsidiary Viña San Pedro Tarapacá S.A. (“VSPT”), CCU produces wines and sparkling wines, which are sold in the domestic and overseas markets, exporting to more than 80 countries. The main brands of Viña San Pedro are Altaïr, Cabo de Hornos, Sideral, 1865, Castillo de Molina, Épica, 35 Sur, GatoNegro, Gato, Manquehuito and San Pedro Exportación. Viña Tarapacá’s brands include: Gran Reserva Etiqueta Azul, Gran Reserva Etiqueta Negra, Gran Reserva Etiqueta Blanca, Gran Tarapacá, León de Tarapacá and Tarapacá Varietal. Viña Santa Helena’s brands portfolio includes: Selección del Directorio, Siglo de Oro, Santa Helena Varietal, Alpaca, Gran Vino and Santa Helena. Viña San Pedro Tarapacá S.A. is also present in the domestic and international markets with the Misiones de Rengo, Viña Mar, Casa Rivas and Leyda vineyards in Chile and with the Finca La Celia and Tamari vineyards in Argentina.

At the end of 2015, the joint venture in Foods Compañía de Alimentos CCU S.A. ("Foods"), which participates in the business of snacks and food in Chile, sold the Calaf and Natur brands to Empresas Carozzi S.A. In addition Foods it is the main sharehorlder of Alimentos Nutrabien S.A. and owns the Nutra Bien brand.

The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Amstel in Argentina (1)	July 2022
Austral in Chile (3)	July 2018
Blue Moon in Chile (4)	December 2021
Budweiser in Argentina (16)	December 2025
Coors in Paraguay	Negotiating the terms of a new contract
Coors in Chile (5)	December 2025
Coors in Argentina (6)	December 2019
Coors in Colombia (6)	December 2020
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2018
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2018
Heineken in Bolivia (9)	December 2024
Heineken in Paraguay	Negotiating the terms of a new contract
Heineken in Chile, Argentina and Uruguay (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Miller in Argentina (11)	December 2026
Miller and Miller Genuine Draft in Colombia (14)	December 2026
Nestlé Pure Life in Chile (7)	December 2022
Paulaner in Paraguay	April 2019
Pepsi, Seven Up and Mirinda in Chile	December 2043
Red Bull in Argentina (15)	December 2017
Red Bull in Chile (12)	Indefinitely
Schneider in Paraguay	Negotiating the terms of a new contract
Sol in Chile and Argentina (10)	10 years renewables
Sol in Colombia (2)	March 2028
Té Lipton in Chile	March 2020
Tecate in Colombia	March 2028
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2019
Watt´s in Uruguay	99 years

(1)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(2)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(3)	Renewable for periods of two years, subject to the compliance of the contract conditions
(4)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(5)
After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.

(6)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(7)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(8)	Renewable for an additional period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo Spa, subject to the compliance of the contract conditions.
(9)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(10)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(11)	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given
(12)	Indefinite contract, notice of termination 6 months in advance. The earliest possible effective date of termination is October 31, 2018.
(13)	License subject to the terms and conditions of the "International Association Agreement" signed in February 2016 between CCU and Watt's SA.
(14)	Distribution will begin in April 2017 and the begin of local production is estimated by October 2019.
(15)	This license was not renew.
(16)
On September 6, 2017 the Company communicated to the Comisón para el Mercado Financiero that CCU and Compañía Cervecerías Unidas Argentina S.A. (“CCU-A”), entity organized under the laws of the Republic of Argentina and subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (“ABI” and together with CCU-A the “Parties”), an offer letter (“Term Sheet”) which, amongst other matters, contemplates an early termination of the license agreement in Argentina of the brand “Budweiser”, signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI), dated March 26, 2008, which is subject to the laws of the State of New York, United States of America (the “License Agreement”).

The Transaction is subject to prior approval by the Comisión Nacional de Defensa de la Competencia (“CNDC”), the anti-trust authority in Argentina (the “Suspensive Condition”). Therefore, all steps that are described below will become effective upon fulfilment of the Suspensive Condition.

The Parties have agreed that the Suspensive Condition will need to be fulfilled on or before March 31, 2018, automatically extended until June 30, 2018.

The general aspects of the Transaction are as follows:

a)	Description of the Transaction.

Subject to the Suspensive Condition, the Parties shall early terminate the License Agreement (the “Early Termination”). Considering the Early Termination of the License Agreement, ABI directly or through any of its subsidiaries (hereinafter together referred to as the “ABI Group”), will pay to CCU-A an amount of US$ 306,000,000 (three hundred and six million US dollars).

Also, and subject to the Suspensive Condition, ABI will transfer to CCU-A (a) the ownership of the brands Isenbeck and Diosa. This does not include the productive plant owned by Cervecería Argentina S.A. Isenbeck (“CASA Isenbeck”) located in Zárate, province of Buenos Aires, Argentina (which will continue to operate under the ownership of the ABI Group), nor the contracts with its employees and/or distributors, nor the transfer of any liability of CASA Isenbeck; (b) the ownership of the following registered brands in Argentina: Norte, Iguana and Báltica; and (c) the obligation of ABI to make its reasonable best efforts to cause that certain international premium beer brands are licensed to CCU-A (together with the brands identified in letter (b) above and with the brand Diosa referred to as the “Group of Brands”) in the Argentinean territory.

In order to establish a smooth transition of the brands that are transferred by virtue of the Transaction, the Parties will enter into the following contracts (all together with the Early Termination referred to as the “Transaction”):

(i)	Contract by virtue of which CCU-A will produce for the ABI Group part or all of the volume of the beer Budweiser, for a period of up to one year;
(ii)	Contract by virtue of which the ABI Group will produce for CCU-A part or all of the volume of the beer Isenbeck, for a period of up to one year;
(iii)	Contract by virtue of which the ABI Group will produce and distribute the Group of Brands, on behalf of CCU-A, for a period of maximum three years; and
(iv)	Other agreements, documents and/or contracts that the Parties deem necessary for the Transaction (the “Transaction Documents”).

b)	Status of the Transaction.

The Parties have signed the Term Sheet which is binding. The execution of the Transaction Documents is pending. At the same time, and as previously indicated, the effects of the Transaction are subject to the fulfillment of the Suspensive Condition. At the date of issuance of these consolidated financial statements this condition is maintained.

c)	Estimated time for the Execution of the Transaction.

The Parties will present to the CNDC, as soon as possible, the information in order to obtain the respective authorization. Any relevant news regarding this process will be communicated in due course.

d)	Effects of the Transaction.

This agreement with AB InBev consists in an exchange of brands, where subject to approval by the competent authority, it will be finished by an early termination of the license agreement of the Budweiser brand in exchange for a portfolio of brands that represent similar volumes and different payments for an amount of 400 million of US Dollars before taxes, in a period of three years.

The Company’s address and main office is located in Santiago, Chile, at Avenida Vitacura Nº 2670, Las Condes district and its tax identification number (Rut) is 90,413,000-1.

As of December 31, 2017 the Company had a total 8,270 employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	16
Managers and Deputy Managers	74	396
Other workers	279	7,858
Total	363	8,270

These Consolidated Financial Statements include: Statement of Financial Position, Statement of Income, Statement of Comprehensive Income, Statement of Changes in Equity, Statement of Cash Flows (direct method), and the Accompanying Notes with disclosures.

The Company’s functional currency and presentation currency is the Chilean peso, except for subsidiaries in Chile, Argentine, Uruguay and Paraguay that use the US Dollar, Argentine peso, Uruguayan Peso and Paraguayan guaraní respectively. The functional currency of joint operations an associates in Colombia and Bolivia, are the Colombian peso and the Boliviano respectively. However they use the Chilean peso as the presentation currency for consolidation purposes.

Subsidiaries whose functional currency is not the Chilean peso, have converted their financial statement from their functional currency to the Group’s presentation currency, which is the Chilean peso. The following exchange rates have been used: for the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity, net at the year-end exchange rate, and for the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and the Consolidated Statement of Cash Flows at the transaction date exchange rate or at the average monthly exchange rate, as appropriate.

These consolidated financial statements are presented in thousands of Chilean pesos (ThCh$) and have been prepared from the accounting records of Compañía Cervecerías Unidas S.A. and its subsidiaries. All amounts have been rounded to thousand Chilean pesos, except when otherwise indicated.

In the accompanying Statement of Financial Position, assets and liabilities that are classified as current, are those with maturities equal to or less than twelve months, and those classified as non-current, are those with maturities greater than twelve months. In turn, in the Consolidated Statement of Income, expenses are classified by function, and the nature of depreciation and personnel expenses is identified in footnotes. The Consolidated Statement of Cash Flows is presented using the direct method.

The figures in the Consolidated Statement of Financial Position and their explanatory notes are presented compared to the previous year (2016) and the Consolidated Statement of Income, Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity, Consolidated Statement of Cash Flows and their explanatory notes are presented compared with 2016 and 2015.

Compañía Cervecerías Unidas S.A. is under the control of Inversiones y Rentas S.A. (IRSA), which is the direct and indirect owner of 60% of the Company’s shares. IRSA is currently a joint venture between Quiñenco S.A. and Heineken Chile Limitada, a company controlled by Heineken Americas B.V., each with a 50% equity participation.

The consolidated financial statements include the following direct and indirect significant subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

				Share percentage direct and indirect
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2017			As of December 31, 2016
				Direct	Indirect	Total	Total
Aguas CCU-Nestlé Chile S.A. (1)	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A.	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (5)	76,248,389-0	Chile	Chilean Pesos	99.9999	0.0001	100.0000	99.9997
Bebidas CCU-PepsiCo SpA.	76,337,371-1	Chile	Chilean Pesos	-	49.9866	49.9866	49.9866
CCU Inversiones II Ltda. (2)	76,349,531-0	Chile	US Dollar	99.5065	0.4934	99.9999	99.9996
Bebidas Carozzi CCU SpA.	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca Internacional SpA.	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (6)	76,593,550-4	Chile	Chilean Pesos	98.8398	1.1335	99.9733	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	-
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca S.A.	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	-	99.9738	99.9738	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	6.7979	93.1926	99.9905	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	90.9100	9.0866	99.9966	99.9966
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (6)	91,041,000-8	Chile	Chilean Pesos	-	67.1992	67.1992	64.6980
Manantial S.A. (1)	96,711,590-8	Chile	Chilean Pesos	-	50.5507	50.5507	50.5507
Viña Altaïr SpA. (7)	96,969,180-9	Chile	Chilean Pesos	-	67.1992	67.1992	64.6980
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.7500	0.2499	99.9999	99.9999
Viña del Mar de Casablanca S.A. (7)	96,993,110-9	Chile	Chilean Pesos	-	-	-	64.6980
Embotelladora Chilenas Unidas S.A. (1)	99,501,760-1	Chile	Chilean Pesos	99.0670	0.9164	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	-	67.1992	67.1992	64.7080
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9866	99.9866	99.9866
Viña Orgánica SPT S.A.	99,568,350-4	Chile	Chilean Pesos	-	67.1992	67.1992	64.6980
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Andina de Desarrollo S.A.	0-E	Argentina	Argentine Pesos	-	59.1970	59.1970	59.1970
Cía. Cervecerías Unidas Argentina S.A. (3)	0-E	Argentina	Argentine Pesos	-	99.9924	99.9924	99.9924
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	-	99.9949	99.9949	99.9949
Finca Eugenio Bustos S.A.	0-E	Argentina	Argentine Pesos	-	67.1992	67.1992	64.6980
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	67.1992	67.1992	64.6980
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	75.4931
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	-	89.9150	89.9150	89.9149
International Spirits Investments USA LLCC	0-E	United States	US Dollar	-	80.0000	80.0000	-
CCU Investments Limited (5)	0-E	Cayman Islands	US Dollar	-	-	-	100.0000
Southern Breweries Limited (4)	0-E	Cayman Islands	US Dollar	38.7841	61.2101	99.9942	99.9942
Bebidas del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaranies	-	50.0049	50.0049	50.0049
Distribuidora del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaranies	-	49.9589	49.9589	49.9589
Sajonia Brewing Company S.R.L. (2)	0-E	Paraguay	Paraguayan Guaranies	-	25.5025	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999

(*) Public company in Chile.

In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries as of December 31, 2017 and December 31, 2016, respectively. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

				Share percentage with voting rights
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2017	As of December 31, 2016
				%	%
Aguas CCU-Nestlé Chile S.A. (1)	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A.	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (5)	76,248,389-0	Chile	Chilean Pesos	100.0000	99.9997
Bebidas CCU-PepsiCo SpA.	76,337,371-1	Chile	Chilean Pesos	49.9866	49.9866
CCU Inversiones II Ltda. (2)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Bebidas Carozzi CCU SpA.	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Promarca Internacional SpA.	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (6)	76,593,550-4	Chile	Chilean Pesos	99.9733	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	-
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	99.9834	99.9834
Promarca S.A.	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	99.9738	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	99.9905	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (6)	91,041,000-8	Chile	Chilean Pesos	67.1992	64.6980
Manantial S.A. (1)	96,711,590-8	Chile	Chilean Pesos	50.5507	50.5507
Viña Altaïr SpA. (7)	96,969,180-9	Chile	Chilean Pesos	67.1992	64.6980
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Viña del Mar de Casablanca S.A. (7)	96,993,110-9	Chile	Chilean Pesos	-	64.6980
Embotelladora Chilenas Unidas S.A. (1)	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	67.1992	64.7080
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Viña Orgánica SPT S.A.	99,568,350-4	Chile	Chilean Pesos	67.1992	64.6980
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Andina de Desarrollo S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Cía. Cervecerías Unidas Argentina S.A. (3)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca Eugenio Bustos S.A.	0-E	Argentina	Argentine Pesos	67.1992	64.6980
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	67.1992	64.6980
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	75.4931
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
International Spirits Investments USA LLCC	0-E	United States	US Dollar	80.0000	-
CCU Investments Limited (5)	0-E	Cayman Islands	US Dollar	-	100.0000
Southern Breweries Limited (4)	0-E	Cayman Islands	US Dollar	100.0000	100.0000
Bebidas del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaraníes	50.0049	50.0049
Distribuidora del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaraníes	49.9589	49.9589
Sajonia Brewing Company S.R.L. (2)	0-E	Paraguay	Paraguayan Guaranies	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999

(*) Public company in Chile.

The main movements in the ownership of the subsidiaries included in these consolidated financial statements are the following:

(1) Aguas CCU-Nestlé Chile S.A.

On January 29, 2016, subsidiaries Aguas CCU-Nestlé Chile S.A. (“Aguas”) and Embotelladoras Chilenas Unidas S.A. (“ECUSA”) acquired 48.07% and 0.92% of the shares of Manantial S.A. (“Manantial”) respectively, exercising the call option granted in the Shareholders’ Agreement of Manantial. As a consequence, Compañía Cervecerías Unidas S.A. is currently the indirect owner of 100% of the shares of Manantial, becoming the only direct shareholders of Manantial: (i) Aguas with 99.08% of the capital stock, and (ii) ECUSA with 0.92% of the capital stock. The total amount of this transaction was ThCh$ 19,111,686.

(2) CCU Inversiones II Limitada

On December 23, 2013, the Company acquired 50.005% and 49.959% of the stock of Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A., respectively. This transaction allows the Company to participate in beer distribution and in the production and marketing of non-alcoholic drinks, water and nectars. The total amount of this transaction was ThCh$ 11,254,656. Subsequently, on June 9, 2015 and December 29, 2016, the Company paid committed capital of ThCh$ 7,414,290 and ThCh$ 2,226,656, respectively, and these transactions do not change the percentage of participation.

Bebidas del Paraguay S.A. (BdP) and Distribuidora del Paraguay S.A. (DdP) are considered to be one economic group that shares and operating and financial strategy. BdP produces different brands owned by it. DdP is its sole and exclusive customer, which is responsible for the distribution and marketing of its products, reason why BdP consolidated it, and cosequently is presented in the consolidated financial statements of CCU.

As explained in Note 15, on March 31, 2016, through its subsidiary Bebidas del Paraguay S.A., acquired 51% of the stock rights of paraguayan company Sajonia Brewing Company S.R.L. (formerly Artisan SRL). The amount of this transaction was ThCh$ 641,489 (equivalents to US$ 1,000,000). During 2017, the Company has determined the fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Cash and cash equivalents	462,873
Trade and other current receivables	9,813
Inventories	19,552
Total current assets	492,238
Intangible assets other than goodwill	259,712
Property, plant and equipment (net)	79,126
Total non-current assets	338,838
Total Assets	831,076
Trade and other current payables	7,063
Total current liabilities	7,063
Deferred tax liabilities	25,948
Total non-current liabilities	25,948
Total liabilities	33,011
Total Shareholders' Equity	798,065
Non-controlling interests	391,052
Net identifiable assets acquired	407,013
Goodwill	234,476
Amount paid	641,489

As of December 31, 2016, the Company was in the process of assessing of the fair values of acquisitions above mentioned, so it was recorded under Other non-financial non-current assets for an amount of ThCh$ 641,489, however for comparison purposes of this Consolidated Financial Statements, the Company have been reclassified from Other non-financial non-current assets to Current Assets and Non-Current Assets as is shown below:

Current assets	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	133,789,950	243,233	134,033,183
Trade and other current receivables	280,766,784	21,349	280,788,133
Accounts receivable from related parties	3,523,825	12,310	3,536,135
Inventories	199,290,678	20,860	199,311,538
Other non-financial assets	15,859,137	2,157	15,861,294

Non-current assets	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Intangible assets other than goodwill	77,678,850	255,305	77,934,155
Goodwill	96,663,023	263,528	96,926,551
Property, plant and equipment (net)	903,831,702	273,020	904,104,722
Other non-financial assets	5,369,211	(641,489)	4,727,722

Current liabilities	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Trade and other current payables	259,677,852	61,627	259,739,479

Non-current liabilities	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Deferred tax liabilities	86,789,951	25,507	86,815,458

Equity	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Non-controlling interests	122,994,424	363,139	123,357,563

Additionally, as explained in Note 16, the Company participates in 50% of the shares of Central Cervecera de Colombia S.A.S. and Zona Franca Central Cervecera S.A.S.

(3) Compañía Cervecerías Unidas Argentina S.A.

On January 7, 2016, subsidiary Compañía Industrial Cervecera S.A. (CICSA), acquired 50.99% of the stock rights of Los Huemules S.R.L (LH). As a consequence of the above mentioned the shareholders of Los Huemules S.R.L. are Cervecería Kunstmann S.A. (CCK) and CICSA with 49.01% and 50.99%, respectively. The final amount of this transaction was ThCh$ 118,092. Subsequently, on March 16, 2017, the stock rights of Los Huemules S.R.L. were transferred from CICSA to CCK, leaving final interest at CICSA with 50.0001% and CCK with 49.9999%.

(4) Southern Breweries Limited

On August 26, 2016, subsidiaries Saint Joseph Investments Limited and South Investments Limited merged with CCU Cayman Limited, which became the legal continuer.

On the other hand, in October 2016, Southern Breweries Establishment, a subsidiary of CCU in Liechtenstein, became a stock company under the name "Southern Breweries Aktiengesellschaft" and on October 18, 2016 it was re-domiciled to the Cayman Islands. Subsequently, in November 2016, the bylaws of that company were modified and its name was changed to "Southern Breweries Limited". Finally, the aforementioned subsidiary CCU Cayman Limited merged with Southern Breweries Limited, which became the legal continuer. The transactions mentioned above had no effects on the results of the Company.

(5) CCU Investment Limited and Inversiones Invex CCU Tres Ltda.

On October 30, 2017, subsidiary CCU Investments Limited merged with Inversiones Invex CCU Tres Ltda., which became the legal continuer. The transactions mentioned above had no effects on the results of the Company.

(6) CCU Inversiones S.A. and Viña San Pedro Tarapacá S.A. (VSPT).

On December 12, 2017, CCU, through its subsidiary CCU Inversiones S.A., acquired the 2.5% of the shares of VSPT for a total amount of ThCh$ 7,800,000, equivalent to 1,000,000,000 shares. As a result of the above, the indirect participation of CCU, through CCU Inversiones S.A., exceeded two-thirds of VSPT´s shares, therefore, the provisions of article 199 bis of Law N° 18,045, the Chilean Securities Market Law (LMV) apply, which imposes the obligation to initiate, within 30 days from the date of such acquisition, a tender offer for the remaining shares (Offer) under the terms of said regulations. The price to be offered for the shares subject to the Offer was set at $ 7.8 per share. In compliance with the above, on December 27, 2017 the tender offer initiation notice was published, which period runs from December 28, 2017 until January 26, 2018, inclusive, under the terms and conditions set forth in the aforementioned regulations.

(7) Viña Altaïr SpA. y Viña del Mar de Casablanca S.A.

On May 31, 2017, subsidiary Viña del Mar Casablanca S.A. merged with Viña Altaïr SpA., which became the legal continuer. The transactions mentioned above had no significant effects on the results of the Company.

Below we briefly describe the companies that qualify as joint operations:

(a) Promarca S.A.

Promarca S.A. is a closed stock company whose main activity is the acquisition, development and administration of trademarks and their corresponding licensing to their operators.

On December 31, 2017, Promarca S.A. recorded a profit of ThCh$ 4,524,117 (ThCh$ 4,812,696 in 2016 and ThCh$ 4,708,318 in 2015), which in accordance with the Company’s policies is 100% distributable.

At the Extraordinary Shareholders’ Meetings of Promarca S.A. held on June 2016, the shareholders agreed to increase paid-in capital (jointly the "Capital Increase"). The Capital Increase was subscribed in equal parts by subsidiary New Ecusa S.A. and Watt’s Dos S.A., the only shareholders, who maintained their current 50% interest, through a contribution of ThCh$ 8,199,240 and 100% of the shares of Promarca Internacional SpA (whose line of business is the exploitation and development of the Watt’s brands in Argentina, Paraguay, Uruguay and Bolivia). As of June 2016, Promarca Internacional SpA became a wholly owned subsidiary of Promarca S.A. During June 30, 2016, the fair values of the assets and liabilities of Promarca Internacional SpA. were determined, as follows:

Assets and Liabilities	Fair Value
ThCh$
Intangible assets other than goodwill	11,229,149
Total non-current assets	11,229,149
Total Assets	11,229,149

Deferred tax liabilities	3,029,909
Total current liabilities	3,029,909

Net identifiable assets acquired	8,199,240
Amount paid	8,199,240

As a result of the previously mentioned fair values and in accordance with rights of Promarca S.A. in the joint venture, intangibles have been generated in the amount of ThCh$ 5,614,575, which are described in Note 17.

(b) Compañía Pisquera Bauzá S.A.

On December 2, 2011, subsidiary Compañía Pisquera de Chile S.A. (CPCh) signed a license agreement for the marketing and distribution of the Pisco Bauzá brand in Chile. In addition, this transaction included the acquisition by CPCh of 49% of Compañía Pisquera Bauzá S.A. (CPB), owner of the Bauzá brand in Chile. The Bauzá family maintains 51% ownership of that company and all of its productive assets, which will continue to be associated to the production of Pisco Bauzá.

On December 31, 2015, CPB recorded a profit of ThCh$ 82,663, which in accordance with the Company’s policies was 100% distributable.

On January 7, 2016, CPCh sold its 49% interest to Agroproductos Bauzá S.A. (“Agroproductos Bauzá”). See Note 14.

(c) Bebidas CCU-Pepsico SpA.

On October 23, 2013, Bebidas CCU-PepsiCo SpA (BCP) was created, where the subsidiary CCU inversions S.A. owns a 50%. The line of business of this company is manufacture, produce, process, transform, transport, import, export, purchase, sell and in general market all types of concentrates. Its operations commenced on January 1, 2014.

On December 31, 2017, BCP recorded a profit of ThCh$ 1,078,916 (ThCh$ 1,066,005 in 2016 and ThCh$ 802,418 in 2015), which in accordance with the Company’s policies is 100% distributable.

(d) Bebidas Carozzi CCU SpA.

On November 26, 2015, CCU, directly through its subsidiary ECCUSA, entered into a joint arrangement that qualifies as a joint venture, through Bebidas Carozzi CCU SpA. (BCCCU), a joint-stock company established in Chile in which CCU and Empresas Carozzi S.A. participate as only shareholders in equal parts. The purpose of this company is the production, marketing and distribution of instant powder drinks in the national territory. The total disbursement by ECCUSA in this transaction was ThCh$ 21,846,500. Its operations commenced on December 1, 2015.

On December 31, 2017, BCCCU recorded a profit of ThCh$ 2,278,345 (ThCh$ 797,268 and ThCh$ 402,228 in 2015), which in accordance with the Company’s policies is 100% distributable.

The companies mentioned above (letter a) to d)) meet the conditions stipulated in IFRS 11 to be considered "joint operations", since the primary assets in both entities are trademarks, the contractual arrangements establishes that the parties to the joint arrangement share all interests in the assets relating to the arrangement in a specified proportion and their income is 100% from royalties charged to the joint operators for the sale of products using these trademarks.